Putnam
Health
Sciences
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

Investing in the companies that help us lead happier, healthier lives seemed like a logical idea 20 years ago when we launched Putnam Health Sciences Trust and history has certainly vindicated that assessment. There have been lean years when we have counseled patience and robust years when we have cautioned against overconfidence.

During this most recent semiannual period, you will notice that the fund's numbers are down. This is, in large part, the result of uncertainties that have afflicted the markets in recent months, particularly the ongoing effect of the Enron collapse. In light of this climate, with its increased focus on accounting irregularities, Putnam's extensive research capabilities have become an even more valuable asset to shareholders.

As you read the management team's assessment of performance and expectations on the next few pages, you will note that the name of the team rather than individuals is listed. This more accurately reflects the manner in which your fund is managed, as well as Putnam's belief that mutual funds are more effectively managed by teams than by individuals.

We know that Putnam Investments values its relationship with you and other shareholders, and appreciates your loyalty through the restructuring of its staff and products to pursue superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 11, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Health Sciences Team

The first half of Putnam Health Sciences Trust's 2002 fiscal year coincided with one of the most volatile and eventful periods the global economy has experienced in many years. After the terrorist attacks on September 11 roiled worldwide financial markets, investors were confused and in search of a trend. Toward the end of calendar 2001, economic indicators began to hint at a recovery. During this six-month period, your fund underperformed the overall stock market, as measured by its benchmark, the Standard & Poor's 500 Index. However, your fund outperformed the average health/biotechnology fund tracked by Lipper for the period. See page 6 for details.

Total return for 6 months ended 2/28/02

      Class A         Class B          Class C         Class M
    NAV     POP      NAV   CDSC      NAV   CDSC      NAV     POP
-----------------------------------------------------------------------
   -3.65%  -9.18%   -3.99% -8.60%   -3.99% -4.91%   -3.87%  -7.24%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* MARKET DELIVERED MIXED RESULTS FOR FUND

In December 2001, the market rebounded strongly and, in spite of losing some ground, appeared to be sustaining this momentum in the first months of 2002. Many stocks in the portfolio came back from their post-September 11 lows with the rest of the market. However, some holdings were negatively affected when investors began to trade out of defensive sectors such as health care, and into sectors such as technology and telecommunications, which were perceived to have stronger short-term potential. The fund had some unrealized losses as a result.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals            64.7%

Medical
services                   13.3%

Biotechnology              10.6%

Medical
technology                 10.1%

Retail                      0.1%

Footnote reads:
*Based on net assets as of 2/28/02. Holdings will vary over time.


* FDA BOTTLENECK, GENERICS CHALLENGED PHARMACEUTICAL INDUSTRY

Your fund is diversified across a range of health-care companies in industries such as biotechnology, medical services, and medical technology. However, during the period, the bulk of the portfolio was invested in pharmaceutical companies, which have faced a number of challenges recently, including disappointing sales for some highly anticipated drugs.

One of the tougher problems the pharmaceutical industry faces is a stricter Food and Drug Administration (FDA). Since 1996 and 1997, when a few newly approved drugs encountered problems, the FDA has adopted a more deliberate pace of testing, trials, and approvals. In response, many pharmaceutical companies have begun modifying the structure of their clinical trials to anticipate the requests for additional data and testing, but new drugs are taking longer to get to market than anticipated. At the same time, the branded drugs currently on the market have come under increasing pressure from a generic drug industry that is growing in both size and strength.


"Over the last 15 years, no sector has delivered higher total returns than health care."

-- Timothy Middleton, "On Sale Now: The Industry's Top Sector," CNBC, October 9, 2001

Fund Profile

Putnam Health Sciences Trust seeks long-term capital appreciation by investing in stocks of companies in the health sciences industry. The fund targets companies of all sizes that are believed to offer solid long-term growth prospects. Holdings encompass an array of industries, such as pharmaceuticals, health-care services, and biotechnology. The fund may be appropriate for investors seeking long-term growth of capital.


One high-profile example of a branded drug under pressure came in August 2001, when the patent for the popular antidepressant Prozac expired. This made it legal for pharmaceutical companies other than its developer, Eli Lilly, to manufacture and market Prozac under its generic name and, in the resulting competitive environment, at lower prices. Expirations of blockbuster drugs such as Prozac, the diabetes drug Glucophage from Bristol-Myers Squibb, and the ulcer drug Prilosec from AstraZeneca represent a challenge for their developers, which must create attractive alternative drugs and encourage users to transition to them. At the same time, the expirations represent an attractive opportunity for a burgeoning number of generic drug manufacturers.

* SELECT LARGE-CAP PHARMACEUTICALS DROVE PERFORMANCE

Despite the FDA and generic challenges, a number of large pharmaceutical companies delivered strength to the fund's portfolio during the period. For example, Johnson & Johnson's pharmaceutical business continues to grow at an accelerating pace, driven in large part by their coronary stent products that command a 20% share of the market. The company expects to continue, if not enhance, its dominating market position with the introduction of a new drug-coated stent currently in development. This product is recognized as having significant sales potential and is expected to be on the market ahead of any of its competitors.

Another large drug company that contributed positively to performance was Pfizer, Inc., which has a strong lineup of products and faces minimal patent expiration concerns in the next two years. Two other large pharmaceutical companies, American Home Products Corporation and Abbott Laboratories, also posted strong gains for the six-month period.

Investments that struggled most in the portfolio were in specialty pharmaceuticals, particularly those at risk of losing patent protection, and generic drug companies. King Pharmaceuticals declined on concerns about the sustainability of the patent for of one of its key products. Shire Pharmaceuticals was hurt when one of its major drugs lost patent protection before the company was prepared to switch to an extended release version. By the end of the period, we had significantly reduced the portfolio's positions in both stocks. The Andrx Group, which develops and produces generic pharmaceutical products, declined due to weakness in its core generic business as well as delays in launching its generic version of AstraZeneca's Prilosec.

* PROMISING OUTLOOK SEEN FOR MEDICAL TECHNOLOGY COMPANIES

In other sectors of your fund's portfolio, a number of stocks delivered gains, thanks to increasing demand for their innovative products and treatments. Medical technology companies Stryker Corp. and Zimmer Holdings, both of which develop, manufacture, and market specialty surgical and medical products, were strong contributors. Zimmer Holdings, which was spun off from Bristol-Myers in September 2001, specializes in reconstructive orthopedic implants and fracture management products; the company's stock advanced significantly in the period, driven in large part by the needs and demands of an aging population.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pfizer, Inc.
Pharmaceuticals

Johnson & Johnson
Pharmaceuticals

Merck & Company, Inc.
Pharmaceuticals

GlaxoSmithKline PLC ADR
(United Kingdom)
Pharmaceuticals

American Home Products Corp.
Pharmaceuticals

AstraZeneca PLC ADR
(United Kingdom)
Pharmaceuticals

Amgen, Inc.
Biotechnology

Bristol-Myers Squibb Co.
Pharmaceuticals

Medtronic, Inc.
Medical technology

Schering-Plough Corp.
Pharmaceuticals

Footnote reads:
These holdings represent 51.1% of the fund's net assets as of 2/28/02. Portfolio holdings will vary over time.

Other medical technology stocks that performed well during the period were Baxter International, Becton, Dickinson and Co., and VISX. Baxter makes blood products and vaccines and is the leading provider of hemodialysis machines and dialyzers. Becton, Dickinson manufactures medical supplies and devices and diagnostic systems, and VISX develops and manufactures laser vision-correction systems. The stocks of all three companies advanced during the period.

* HEALTH-CARE SECTOR OFFERS A CONTINUING OPPORTUNITY

Despite the recent challenges facing the pharmaceutical industry, we remain optimistic about the long-term prospects for the health-care sector. In the services area, hospital admissions are on the rise for the first time in years and the reimbursement environment has improved. The shifting demographics and the growing support for patients' rights are important and fundamental changes that should provide opportunities to the diversified health-care industry for years to come. We also remain committed to our strategy of diversifying across many health-care industries while keeping a careful eye on market conditions.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/02, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one region or in one sector and involves more risk than a fund that invests more broadly.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 2/28/02

                     Class A         Class B         Class C         Class M
(inception dates)   (5/28/82)       (3/1/93)        (7/26/99)       (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -3.65%  -9.18%  -3.99%  -8.60%  -3.99%  -4.91%  -3.87%  -7.24%
------------------------------------------------------------------------------
1 year          -10.93  -16.05  -11.57  -15.82  -11.58  -12.43  -11.36  -14.46
------------------------------------------------------------------------------
5 years          63.05   53.68   57.06   55.06   57.24   57.24   59.06   53.48
Annual average   10.27    8.97    9.45    9.17    9.47    9.47    9.73    8.95
------------------------------------------------------------------------------
10 years        220.80  202.37  197.19  197.19  197.91  197.91  205.16  194.49
Annual average   12.36   11.70   11.51   11.51   11.53   11.53   11.80   11.41
------------------------------------------------------------------------------
Annual average
(life of fund)   15.39   15.04   14.40   14.40   14.53   14.53   14.69   14.49
------------------------------------------------------------------------------




COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/02

                               S&P 500           Consumer
                                Index           price index
------------------------------------------------------------------------------
6 months                       -1.67%              0.28%
------------------------------------------------------------------------------
1 year                         -9.51               1.02
------------------------------------------------------------------------------
5 years                        50.03              11.39
Annual average                  8.45               2.18
------------------------------------------------------------------------------
10 years                      228.15              28.43
Annual average                 12.62               2.53
------------------------------------------------------------------------------
Annual average
(life of fund)                 15.64               3.19
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

LIPPER INFORMATION:

The average cumulative return for the 184 funds in the Lipper
Health/Biotechnology Funds category over the 6 months ended 2/28/02 was -6.86%. Over the 1-, 5-, and 10-year periods ended 2/28/02, annualized returns for the category were -11.52%, 12.60%, and 13.35%, respectively.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/02

                       Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions
(number)                  1             1             1             1
------------------------------------------------------------------------------
Income                   --            --            --            --
------------------------------------------------------------------------------
Capital gains
  Long-term           $2.439        $2.439        $2.439        $2.439
------------------------------------------------------------------------------
  Short-term             --            --            --            --
------------------------------------------------------------------------------
  Total               $2.439        $2.439        $2.439        $2.439
------------------------------------------------------------------------------
Share value:        NAV     POP       NAV           NAV       NAV     POP
------------------------------------------------------------------------------
8/31/01           $65.80  $69.81    $61.85        $64.81    $63.91  $66.23
------------------------------------------------------------------------------
2/28/02            61.07   64.80     57.06         59.90     59.11   61.25
------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 3/31/02 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (5/28/82)       (3/1/93)        (7/26/99)       (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -0.78%  -6.48%  -1.15%  -5.90%  -1.16%  -2.11%  -1.03%  -4.49%
------------------------------------------------------------------------------
1 year            1.64   -4.21    0.89   -3.96    0.88   -0.09    1.14   -2.41
------------------------------------------------------------------------------
5 years          74.99   64.93   68.54   66.54   68.72   68.72   70.69   64.71
Annual average   11.84   10.52   11.00   10.74   11.03   11.03   11.29   10.50
------------------------------------------------------------------------------
10 years        242.00  222.36  216.81  216.81  217.53  217.53  225.26  213.88
Annual average   13.08   12.42   12.22   12.22   12.25   12.25   12.52   12.12
------------------------------------------------------------------------------
Annual average
(life of fund)   15.36   15.01   14.37   14.37   14.50   14.50   14.66   14.46
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged index of common stock performance. The index assumes reinvestment of all distributions and does not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
February 28, 2002 (Unaudited)

COMMON STOCKS (98.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Biotechnology (10.6%)
-------------------------------------------------------------------------------------------------------------------
          4,021,522 Amgen, Inc. (NON)                                                                $  233,167,846
            256,195 Applera Corporation-Applied Biosystems Group                                          5,790,007
             37,100 Biogen, Inc. (NON)                                                                    1,971,865
            299,700 Cell Therapeutics, Inc. (NON)                                                         6,620,373
            132,600 Chiron Corp. (NON)                                                                    5,757,492
            551,100 Connetics Corp. (NON)                                                                 6,034,545
            218,700 Genentech, Inc. (NON)                                                                10,322,640
            329,577 Genzyme Corp. (NON)                                                                  14,626,627
            598,251 Gilead Sciences, Inc. (NON)                                                          42,152,765
            251,900 Human Genome Sciences, Inc. (NON)                                                     5,168,988
            681,074 IDEC Pharmaceuticals Corp. (NON)                                                     42,785,069
            238,024 IDEXX Laboratories, Inc. (NON)                                                        6,207,666
            523,900 ILEX Oncology, Inc. (NON)                                                             7,821,827
            280,100 Immunex Corp. (NON)                                                                   8,050,074
            300,029 InterMune, Inc. (NON)                                                                10,894,053
            374,800 InterMune, Inc. (Private) (NON)                                                      13,608,988
            775,251 Invitrogen Corp. (NON)                                                               35,382,456
            696,100 Ligand Pharmaceuticals, Inc. Class B (NON)                                            9,995,996
          1,532,368 MedImmune, Inc. (NON)                                                                63,179,533
             13,800 Nexia Biotechnologies, Inc. (Canada) (NON)                                               55,049
            463,600 Nexia Biotechnologies, Inc. 144A (Canada) (NON)                                       1,849,314
          1,323,500 Protein Design Labs, Inc. (NON)                                                      21,003,945
            373,534 QIAGEN NV (Netherlands) (NON)                                                         5,715,070
            819,810 Scios, Inc. (NON)                                                                    16,388,002
            267,040 Waters Corp. (NON)                                                                    8,345,000
                                                                                                      -------------
                                                                                                        582,895,190

Medical Services (13.3%)
-------------------------------------------------------------------------------------------------------------------
            155,943 Accredo Health, Inc. (NON)                                                            8,054,456
            597,728 AdvancePCS (NON)                                                                     19,079,478
            328,406 AmerisourceBergen Corp.                                                              22,233,086
            132,530 Anthem, Inc. (NON)                                                                    7,699,993
          2,523,940 Cardinal Health, Inc.                                                               166,807,195
          1,184,865 Caremark Rx, Inc. (NON)                                                              20,675,894
            459,897 CIGNA Corp.                                                                          41,252,761
            278,100 Community Health Systems, Inc. (NON)                                                  6,201,630
            131,700 Conventry Health Care, Inc. (NON)                                                     3,037,002
            153,600 Express Scripts, Inc. Class A (NON)                                                   7,951,872
          2,004,052 HCA, Inc.                                                                            81,625,038
          2,313,800 Healthsouth Corp. (NON)                                                              27,557,358
            249,612 Laboratory Corporation of America Holdings (NON)                                     20,338,386
             48,100 Lincare Holdings, Inc. (NON)                                                          1,210,196
             95,400 McKesson Corp.                                                                        3,362,850
            122,300 Mid Atlantic Medical Services, Inc. (NON)                                             3,254,403
            538,700 Omnicare, Inc.                                                                       11,393,505
            445,400 Oxford Health Plans, Inc. (NON)                                                      16,190,290
          1,120,800 PSS World Medical, Inc. (NON)                                                        10,031,160
            488,050 Quest Diagnostics, Inc. (NON)                                                        34,607,626
            226,700 Renal Care Group, Inc. (NON)                                                          6,959,690
            706,300 Steris Corp. (NON)                                                                   14,493,276
            254,902 Tenet Healthcare Corp. (NON)                                                         14,720,591
          1,370,238 Triad Hospitals, Inc. (NON)                                                          41,929,283
            710,398 Trigon Healthcare, Inc. (NON)                                                        50,935,537
            790,665 UnitedHealth Group, Inc.                                                             57,315,306
            350,200 Universal Health Services, Inc. Class B (NON)                                        13,479,198
            154,000 Wellpoint Health Networks, Inc. (NON)                                                18,729,480
                                                                                                      -------------
                                                                                                        731,126,540

Medical Technology (10.1%)
-------------------------------------------------------------------------------------------------------------------
            300,019 Apogent Technologies, Inc. (NON)                                                      7,203,456
            167,100 Bausch & Lomb, Inc.                                                                   6,346,458
          1,834,900 Baxter International, Inc.                                                          101,800,252
            377,800 Beckman Coulter, Inc.                                                                18,009,726
            236,400 Becton, Dickinson and Co.                                                             8,673,516
            723,105 Charles River Laboratories International, Inc. (NON)                                 21,447,294
            565,645 Cytyc Corp. (NON)                                                                    13,270,032
            170,300 Diagnostic Products Corp.                                                             6,105,255
            516,000 Edwards Lifesciences Corp. (NON)                                                     14,721,480
          1,424,600 Guidant Corp. (NON)                                                                  59,120,900
          4,367,128 Medtronic, Inc.                                                                     194,511,881
            997,200 Respironics, Inc. (NON)                                                              29,317,680
            844,200 Serologicals Corp. (NON)                                                             12,722,094
             89,700 St. Jude Medical, Inc. (NON)                                                          7,023,510
            361,070 Stryker Corp.                                                                        22,205,805
            390,100 Urologix, Inc. (NON)                                                                  5,461,400
            434,200 Varian Medical Systems, Inc. (NON)                                                   17,532,996
             99,000 VISX, Inc. (NON)                                                                      1,487,970
            298,060 Zimmer Holdings, Inc. (NON) (SEG)                                                    10,658,626
                                                                                                      -------------
                                                                                                        557,620,331

Pharmaceuticals (64.7%)
-------------------------------------------------------------------------------------------------------------------
          1,957,759 Abbott Laboratories                                                                 110,711,271
            266,761 Alkermes, Inc. (NON)                                                                  6,661,022
          1,154,123 Allergan, Inc.                                                                       74,833,335
          4,191,255 American Home Products Corp.                                                        266,354,255
            323,661 Andrx Group (NON)                                                                    10,826,460
            105,469 Angiotech Pharmaceuticals, Inc. (Canada) (NON)                                        4,483,487
          1,721,272 AstraZeneca PLC (United Kingdom)                                                     87,053,965
          5,022,894 AstraZeneca PLC ADR (United Kingdom)                                                256,067,136
            713,180 Aventis SA (France)                                                                  52,887,004
            321,911 Barr Laboratories, Inc. (NON)                                                        21,970,426
            390,600 Bayer AG (Germany)                                                                   12,396,925
          4,333,800 Bristol-Myers Squibb Co. (SEG)                                                      203,688,600
            365,600 Cephalon, Inc. (NON)                                                                 21,314,480
          1,007,000 Daiichi Pharmaceutical Company, Ltd. (Japan)                                         18,965,919
            636,000 Eisai Company, Ltd. (Japan)                                                          15,305,830
            384,327 Elan Corp. PLC ADR (Ireland) (NON)                                                    5,419,011
            409,600 Enzon, Inc. (NON)                                                                    17,981,440
             37,298 Forest Laboratories, Inc. (NON)                                                       2,965,937
          6,232,468 GlaxoSmithKline PLC ADR (United Kingdom)                                            305,079,309
          6,263,545 Johnson & Johnson                                                                   381,449,891
            383,770 King Pharmaceuticals, Inc. (NON)                                                     11,919,896
          1,216,729 Lilly (Eli) & Co.                                                                    92,142,887
          5,584,488 Merck & Company, Inc.                                                               342,496,649
            180,500 Mylan Laboratories, Inc.                                                              5,483,590
          3,853,124 Novartis AG (Switzerland)                                                           146,439,971
            186,300 Novo-Nordisk A/S (Denmark)                                                            7,233,877
         10,673,344 Pfizer, Inc.                                                                        437,180,170
          4,617,226 Pharmacia Corp.                                                                     189,537,127
            657,755 Roche Holding AG (Switzerland)                                                       46,232,413
          1,270,000 Sankyo Company, Ltd. (Japan)                                                         18,556,428
          1,842,650 Sanofi-Synthelabo SA (France)                                                       120,948,450
          5,577,195 Schering-Plough Corp.                                                               192,357,456
            135,435 Sepracor, Inc. (NON)                                                                  5,826,414
            759,879 Shire Pharmaceuticals Group PLC ADR
                    (United Kingdom) (NON)                                                               18,069,921
            229,500 Taisho Pharmaceutical Company, Ltd. (Japan)                                           3,427,063
            861,000 Takeda Chemical Industries, Ltd. (Japan)                                             34,941,928
            109,106 Teva Pharmaceutical Industries, Ltd. ADR (Israel)                                     6,222,315
            219,000 Yamanouchi Pharmaceutical Company, Ltd. (Japan)                                       5,712,332
                                                                                                     --------------
                                                                                                      3,561,144,590

Retail (0.1%)
-------------------------------------------------------------------------------------------------------------------
            273,645 CVS Corp.                                                                             7,475,981
                                                                                                     --------------
                    Total Common Stocks (cost $4,571,370,137)                                        $5,440,262,632

CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $3,002,107)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            342,000 Third Wave Technologies, Inc. Ser. F, 10.00%
                    cv. pfd. (acquired 7/18/00, cost $3,002,107) (RES)                               $      951,102

SHORT-TERM INVESTMENTS (3.10%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$       118,086,085 Short-term investments held as collateral for
                    loaned securities with yields ranging from
                    1.74% to 1.95% and due dates ranging from
                    March 1, 2002 to March 28, 2002 (d)                                              $  118,002,491
         52,171,000 Interest in $750,000,000 joint tri-party repurchase agreement dated February 28, 2002 with
                    Goldman Sachs & Co. due March 1, 2002
                    with respect to various U.S. Government
                    obligations--maturity value of $52,173,739
                    for an effective yield of 1.89%                                                      52,171,000
                                                                                                     --------------
                    Total Short-Term Investments
                    (cost $170,173,491)                                                              $  170,173,491
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $4,744,545,735) (b)                                      $5,611,387,225
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,504,399,911.

  (b) The aggregate identified cost on a tax basis is $4,750,922,963, resulting in gross unrealized appreciation and depreciation of $1,098,559,231 and $238,094,969, respectively, or net unrealized appreciation of $860,464,262.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2002 was $951,102 or less than 0.1% of net assets.

(SEG) A portion of these securities was pledged and segregated with the custodian to cover margin requirements for future contracts at February
      28, 2002.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (d) See footnote 1 to the financial statements.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

------------------------------------------------------------------------------
Futures Contracts Outstanding at February 28, 2002 (Unaudited)
                                Aggregate Face  Expiration      Unrealized
                 Total Value        Value          Date        Depreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)           $29,056,125     $29,143,599      Mar-02        $(87,474)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $113,865,784 of
securities on loan (identified cost $4,744,545,735) (Note 1)                 $5,611,387,225
-------------------------------------------------------------------------------------------
Cash                                                                                    151
-------------------------------------------------------------------------------------------
Foreign currency (cost $402,224)                                                    404,242
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                   9,874,434
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            3,587,885
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   64,911,331
-------------------------------------------------------------------------------------------
Total assets                                                                  5,690,165,268

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                               100,997
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 45,924,278
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        9,757,873
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      7,388,322
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,169,021
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      181,597
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          8,213
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            3,047,937
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                              118,002,491
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              184,628
-------------------------------------------------------------------------------------------
Total liabilities                                                               185,765,357
-------------------------------------------------------------------------------------------
Net assets                                                                   $5,504,399,911

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $4,442,438,366
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (9,272,157)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                          204,552,955
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                    866,680,747
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding    $5,504,399,911

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,192,846,981 divided by 52,278,279 shares)                                        $61.07
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $61.07)*                              $64.80
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,100,744,498 divided by 36,816,666 shares)**                                      $57.06
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($99,423,963 divided by 1,659,933 shares)**                                          $59.90
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($85,652,439 divided by 1,449,072 shares)                                            $59.11
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $59.11)*                              $61.25
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($25,732,030 divided by 419,194 shares)                                              $61.38
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $695,686)                                    $  25,957,375
-------------------------------------------------------------------------------------------
Interest                                                                            818,841
-------------------------------------------------------------------------------------------
Securities lending                                                                  439,277
-------------------------------------------------------------------------------------------
Total investment income                                                          27,215,493

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 15,048,804
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    3,519,301
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   60,729
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     25,187
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             4,062,597
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            11,049,404
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               503,467
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               335,127
-------------------------------------------------------------------------------------------
Other                                                                             2,041,776
-------------------------------------------------------------------------------------------
Total expenses                                                                   36,646,392
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (183,412)
-------------------------------------------------------------------------------------------
Net expenses                                                                     36,462,980
-------------------------------------------------------------------------------------------
Net investment loss                                                              (9,247,487)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                333,627,613
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     992,958
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (7,945)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the period                                 (33,537)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period       (549,385,382)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (214,806,293)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(224,053,780)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $    (9,247,487) $   (29,663,389)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         334,612,626      156,544,865
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                         (549,418,919)  (1,294,716,146)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (224,053,780)  (1,167,834,670)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (124,018,826)    (204,831,724)
--------------------------------------------------------------------------------------------------
   Class B                                                            (90,297,516)    (157,567,466)
--------------------------------------------------------------------------------------------------
   Class C                                                             (3,944,088)      (5,030,933)
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,523,854)      (6,400,198)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (961,316)      (1,641,637)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)           (3,552,935)     441,780,028
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (450,352,315)  (1,101,526,600)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 5,954,752,226    7,056,278,826
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $9,272,157 and $24,670, respectively)                      $5,504,399,911   $5,954,752,226
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $65.80       $82.19       $59.51       $53.50       $55.82       $43.67
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)           --(d)      (.09)        (.08)        (.07)        (.01)         .13
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.29)      (12.12)       22.76        11.09         4.13        13.71
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.29)      (12.21)       22.68        11.02         4.12        13.84
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --         (.02)        (.09)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.44)       (4.18)          --        (4.98)       (6.42)       (1.60)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --           --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.44)       (4.18)          --        (5.01)       (6.44)       (1.69)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $61.07       $65.80       $82.19       $59.51       $53.50       $55.82
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (3.65)*     (15.70)       38.11        20.50         7.48        32.46
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,192,847   $3,373,822   $3,942,734   $2,883,732   $2,236,469   $1,681,187
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .49*         .96          .93          .95         1.00         1.08
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.01)*       (.13)        (.12)        (.11)        (.02)         .26
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 34.26*       47.86        67.34        79.12        40.45        44.54
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $61.85       $78.08       $56.96       $51.74       $54.54       $42.94
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.23)        (.61)        (.56)        (.50)        (.44)        (.24)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.12)      (11.44)       21.68        10.73         4.06        13.44
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.35)      (12.05)       21.12        10.23         3.62        13.20
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.44)       (4.18)          --        (4.98)       (6.42)       (1.60)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --           --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.44)       (4.18)          --        (5.01)       (6.42)       (1.60)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $57.06       $61.85       $78.08       $56.96       $51.74       $54.54
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (3.99)*     (16.35)       37.08        19.61         6.67        31.46
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,100,744   $2,354,988   $2,877,594   $2,141,640   $1,292,418     $567,928
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86*        1.71         1.68         1.70         1.75         1.83
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.38)*       (.88)        (.87)        (.86)        (.76)        (.49)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 34.26*       47.86        67.34        79.12        40.45        44.54
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                              For the period
Per-share                           February 28         Year ended        July 26, 1999+
operating performance               (Unaudited)          August 31         to August 31
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $64.81       $81.60       $59.48       $59.32
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment loss (a)                 (.23)        (.61)        (.64)        (.04)
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.24)      (12.00)       22.76          .20
----------------------------------------------------------------------------------------
Total from
investment operations                  (2.47)      (12.61)       22.12          .16
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.44)       (4.18)          --           --
----------------------------------------------------------------------------------------
Total distributions                    (2.44)       (4.18)          --           --
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $59.90       $64.81       $81.60       $59.48
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (3.99)*     (16.32)       37.19          .27*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $99,424     $103,940      $82,117       $3,770
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86*        1.71         1.68          .17*
----------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.38)*       (.86)        (.89)        (.09)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 34.26*       47.86        67.34        79.12
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           February 28
operating performance               (Unaudited)                        Year ended August 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $63.91       $80.34       $58.47       $52.87       $55.47       $43.54
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.16)        (.45)        (.41)        (.37)        (.31)        (.12)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.20)      (11.80)       22.28        10.98         4.13        13.65
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.36)      (12.25)       21.87        10.61         3.82        13.53
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.44)       (4.18)          --        (4.98)       (6.42)       (1.60)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --           --         (.03)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.44)       (4.18)          --        (5.01)       (6.42)       (1.60)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $59.11       $63.91       $80.34       $58.47       $52.87       $55.47
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (3.87)*     (16.13)       37.40        19.93         6.94        31.79
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $85,652      $95,388     $122,066      $93,216      $56,662      $23,675
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .74*        1.46         1.43         1.45         1.50         1.58
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.26)*       (.64)        (.62)        (.61)        (.51)        (.24)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 34.26*       47.86        67.34        79.12        40.45        44.54
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------
                                    Six months
                                       ended        Year     For the period
Per-share                           February 28     ended    April 4, 2000+
operating performance               (Unaudited)   August 31   to August 31
---------------------------------------------------------------------------
                                        2002         2001         2000
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $66.03       $82.28       $70.52
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (a)                .08          .09          .03
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.29)      (12.16)       11.73
---------------------------------------------------------------------------
Total from
investment operations                  (2.21)      (12.07)       11.76
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net realized gain
on investments                         (2.44)       (4.18)          --
---------------------------------------------------------------------------
Total distributions                    (2.44)       (4.18)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $61.38       $66.03       $82.28
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (3.51)*     (15.50)       16.68*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $25,732      $26,614      $31,768
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .36*         .71          .28*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .12*         .12          .04*
---------------------------------------------------------------------------
Portfolio turnover (%)                 34.26*       47.86        67.34
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam Health Sciences Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the fund is to seek capital appreciation by investing primarily in the common stocks of companies in the health sciences industries.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin". Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of Operations. At February 28, 2002, the value of securities loaned amounted to $113,865,784. The fund received cash collateral of $118,002,491, which is pooled with collateral of other Putnam funds into 31 issuers of high-grade short-term investments.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2002, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distribution to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended February 28, 2002, the fund's expenses were reduced by $183,412 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,004 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received net commissions of $424,074 and $6,993 from the sale of class A and class M shares, respectively, and received $2,145,840 and $10,571 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended February 28, 2002, Putnam Retail Management, acting as underwriter received $15,788 and no monies on class A and class M redemptions, respectively

Note 3
Purchases and sales of securities

During the six months ended February 28, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,944,170,829 and $2,264,223,734, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,616,148        $291,472,909
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,688,335         107,935,305
---------------------------------------------------------------------------
                                             6,304,483         399,408,214

Shares
repurchased                                 (5,303,634)       (333,670,972)
---------------------------------------------------------------------------
Net increase                                 1,000,849        $ 65,737,242
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,226,856       $ 755,563,583
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,247,521         177,037,263
---------------------------------------------------------------------------
                                            12,474,377         932,600,846

Shares
repurchased                                 (9,166,769)       (657,211,318)
---------------------------------------------------------------------------
Net increase                                 3,307,608       $ 275,389,528
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,187,237       $ 130,257,931
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,263,695          75,607,068
---------------------------------------------------------------------------
                                             3,450,932         205,864,999

Shares
repurchased                                 (4,709,910)       (277,151,650)
---------------------------------------------------------------------------
Net decrease                                (1,258,978)      $ (71,286,651)
---------------------------------------------------------------------------

                                               Year ended August 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,594,450       $ 536,115,290
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,761,161         131,153,635
---------------------------------------------------------------------------
                                             9,355,611         667,268,925

Shares
repurchased                                 (8,134,632)       (546,934,825)
---------------------------------------------------------------------------
Net increase                                 1,220,979       $ 120,334,100
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    210,721        $ 13,115,542
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   51,924           3,261,344
---------------------------------------------------------------------------
                                               262,645          16,376,886

Shares
repurchased                                   (206,493)        (12,780,443)
---------------------------------------------------------------------------
Net increase                                    56,152        $  3,596,443
---------------------------------------------------------------------------

                                               Year ended August 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    825,378        $ 60,672,985
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   53,077           4,141,093
---------------------------------------------------------------------------
                                               878,455          64,814,078

Shares
repurchased                                   (280,952)        (19,598,847)
---------------------------------------------------------------------------
Net increase                                   597,503        $ 45,215,231
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     92,378        $  5,696,073
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   51,657           3,200,145
---------------------------------------------------------------------------
                                               144,035           8,896,218

Shares
repurchased                                   (187,518)        (11,507,471)
---------------------------------------------------------------------------
Net decrease                                   (43,483)       $ (2,611,253)
---------------------------------------------------------------------------

                                               Year ended August 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    321,097        $ 23,242,880
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   75,376           5,788,905
---------------------------------------------------------------------------
                                               396,473          29,031,785

Shares
repurchased                                   (423,273)        (29,717,533)
---------------------------------------------------------------------------
Net decrease                                   (26,800)       $   (685,748)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     51,477         $ 3,237,642
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   14,969             961,316
---------------------------------------------------------------------------
                                                66,446           4,198,958

Shares
repurchased                                    (50,286)         (3,187,674)
---------------------------------------------------------------------------
Net increase                                    16,160         $ 1,011,284
---------------------------------------------------------------------------

                                               Year ended August 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    143,662        $ 10,741,313
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   20,801           1,641,637
---------------------------------------------------------------------------
                                               164,463          12,382,950

Shares
repurchased                                   (147,541)        (10,856,033)
---------------------------------------------------------------------------
Net increase                                    16,922        $  1,526,917
---------------------------------------------------------------------------


PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With more than 60 years of experience, Putnam now has over $339 billion in assets under management, 124 mutual funds, over 14 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients.

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service ten times in the past eleven years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed-income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach ensures that we adhere to every fund's stated objective, style, and risk positioning.

We are committed to the role of the financial advisor, who continually provides sound, sensible guidance, information, and expertise to help investors reach their financial goals.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage nearly 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Health Sciences Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA008-79256  021/335/2AB  4/02



PUTNAM INVESTMENTS

[SCALE LOGO OMITTED]

-----------------------------------------------------------------------------

Putnam Health Sciences Trust
Supplement to Semiannual Report dated 2/28/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------------

Total return for periods ended 2/28/02

                                                         NAV

6 months                                               -3.51%
1 year                                                -10.71
5 years                                                63.83
Annual average                                         10.38
10 years                                              222.34
Annual average                                         12.42
Life of fund (since class A inception, 5/28/82)
Annual average                                         15.41

Share value:                                             NAV

8/31/01                                               $66.03
2/28/02                                               $61.38

-----------------------------------------------------------------------------

Distributions:      No.    Income              Capital gains          Total
                                          Short            Long
                    1        --            --             $2.439      $2.439
-----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.